PENSION LIABILITIES, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Liability, Defined Benefit Plan [Abstract]
Net periodic benefit cost, discount rate	2.60%
Actuarial gain (loss)	$ (97)	$ 48	$ (204)